Income tax expense (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
Profit before income tax	$ 43,769	$ 41,699	$ 38,823
Nominal income tax rate	34.00%	34.00%	34.00%
Tax expenses per nominal income tax rate	$ (14,881)	$ (14,178)	$ (13,200)
Tax benefits incentives	2,947	346	0
Tax rate differences on subsidiaries	682	84	(2,957)
Permanent differences	(913)	(946)	(1,760)
Other	898	0	0
Tax losses for which no DTA is recognized	(3,008)	(642)	(2,199)
Total income tax (expenses)	(14,275)	(15,336)	(20,116)
Current	(9,658)	(6,892)	(11,314)
Deferred	(4,617)	(8,444)	(8,802)
Total income tax expense	$ (14,275)	$ (15,336)	$ (20,116)
Effective rate	33.00%	37.00%	52.00%